Pension and Postretirement Benefits other than Pensions - Net Periodic Benefit Cost of Defined Benefit Plans and Other Postretirement Benefit Plans (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 U.S. Other Postretirement Benefits [Member]	Mar. 31, 2012 U.S. Other Postretirement Benefits [Member]	May 31, 2010 U.S. Other Postretirement Benefits [Member] Predecessor	Dec. 31, 2010 U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2012 U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2011 U.S. Other Postretirement Benefits [Member] Successor	Mar. 31, 2013 Non-U.S. Other Postretirement Benefits [Member]	Mar. 31, 2012 Non-U.S. Other Postretirement Benefits [Member]	May 31, 2010 Non-U.S. Other Postretirement Benefits [Member] Predecessor	Dec. 31, 2010 Non-U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2012 Non-U.S. Other Postretirement Benefits [Member] Successor	Dec. 31, 2011 Non-U.S. Other Postretirement Benefits [Member] Successor
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost		$ 147	$ 136	$ 481	$ 705	$ 542	$ 1,196	$ 168	$ 192	$ 157	$ 308	$ 650	$ 635
Interest cost		407	449	1,341	1,893	1,795	3,004	188	210	360	506	822	917
Amortization of prior service cost (credit) and recognized actuarial (gain) loss		(281)	(444)	(1,381)		(1,777)	2	(36)	34	(14)		(54)
Curtailment gain	(1,539)		(1,539)			(1,539)	(384)
Other		6	19	35	50	75	85
Net periodic benefit cost		$ 279	$ (1,379)	$ 476	$ 2,648	$ (904)	$ 3,903	$ 320	$ 436	$ 503	$ 814	$ 1,418	$ 1,552